Document and Entity Information	Sep. 30, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001882850
Document Type	8-K
Document Period End Date	Sep. 30, 2026
Entity Registrant Name	Apollo Realty Income Solutions, Inc
Entity Incorporation State Country Code	MD
Entity File Number	000-56656
Entity Tax Identification Number	87-2557571
Entity Address, Address Line One	c/o Apollo Global Management, Inc.
Entity Address, Address Line Two	9 West 57th Street
Entity Address, Address Line Three	42nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	515-3200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true